Basis of preparation and changes to the Company's accounting policies - Going concern (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Going concern
Company's cash position	SFr 27,757	SFr 26,795	SFr 25,722	SFr 36,275
Short-term financial assets	SFr 47,600	SFr 64,617